Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 1,215	€ 1,530	€ 1,628
Total revenue	10,581	1,530	4,606
Revenue from external customers (geographical)
Total revenue	10,581	1,530	4,606
Right-to-access [member]
Disclosure of operating segments [line items]
License fee income	0	0	2,978
Right-to-use [member]
Disclosure of operating segments [line items]
License fee income	9,366	0	0
North America [member]
Disclosure of operating segments [line items]
Total revenue	10,581	1,530	4,606
Revenue from external customers (geographical)
Total revenue	€ 10,581	€ 1,530	€ 4,606